Segment Information (Revenue for Each Reportable Segment) (Details) (USD $) In Millions	3 Months Ended									12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Segment revenue										$ 102,665.0		$ 98,540.0		$ 96,022.2
Corporate										(20.8)	[1]	(37.2)	[1]	(30.7)	[1]
Total consolidated revenue	26,763.5	26,071.4	25,371.8	24,437.5	24,459.6	[2]	24,342.8	24,919.7	24,780.7	102,644.2		98,502.8		95,991.5
Pharmaceutical [Member]
Segment revenue										93,743.5	[3]	89,789.9	[3]	87,862.9	[3]
Medical [Member]
Segment revenue										$ 8,921.5	[4]	$ 8,750.1	[4]	$ 8,159.3	[4]

[1]	Corporate revenue consists of the elimination of inter-segment revenue.
[2]	During the fourth quarter of fiscal 2010, we recorded an out-of-period increase in income tax expense of $14.7 million related to our state provision-to-return reconciliation (of which $5.1 million pertained to the first three quarters of fiscal 2010 and $9.6 million pertained to fiscal 2009). The amounts were not material individually or in the aggregate to current or prior periods.
[3]	The Pharmaceutical segment's revenue is primarily derived from the distribution of branded and generic pharmaceutical, over-the-counter healthcare, and consumer products.
[4]	The Medical segment's revenue is primarily derived from the manufacturing and distribution of medical, surgical and laboratory products and medical procedure kits.